SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - $ / shares shares in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Loss per share
Issued Common Shares, Balance at the beginning of the period	202,941	183,606
Effect of Treasury Purchases	(790)	(1,106)
Release of Shares	778	493
Effect of Treasury Issuance	1,153	1,434
Effect of Share Options Exercise	300	265
Weighted-average numbers of Common Shares	204,382	184,692
Basic loss per share	$ (0.02)	$ (0.09)
Diluted loss per share	$ (0.02)	$ (0.09)